Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating revenues
Time charter revenues	$ 7,841	$ 28,212
Bareboat charter revenues	7,607	10,411
Voyage charter revenues	104,397	104,940
Other income	6,058	5,690
Total operating revenues	125,903	149,253
Gain from sale of assets and amortization of deferred gains	9,211	10,950
Voyages expenses and commissions	70,150	57,553
Contingent rental (income) expense	(302)	12,005
Ship operating expenses	26,877	25,728
Charter hire expense	3,973	12,117
Administrative expenses	8,431	8,324
Depreciation	26,112	26,885
Total operating expenses	135,241	142,612
Net operating (loss) income	(127)	17,591
Other income (expenses)
Interest income	33	20
Interest expenses	(22,618)	(24,025)
Share of results from associated companies	4,681	(163)
Foreign currency exchange (loss) gain	(55)	59
Mark to market (loss) gain on derivatives	(585)	958
Gain on redemption of debt	0	4,600
Other non-operating items	282	281
Net other expenses	(18,262)	(18,270)
Net loss before income taxes and noncontrolling interest	(18,389)	(679)
Income tax expense	(97)	(85)
Net loss from continuing operations	(18,486)	(764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income	(19,035)	6,803
Net loss attributable to noncontrolling interest	280	372
Net (loss) income attributable to Frontline Ltd.	$ (18,755)	$ 7,175
Basic and diluted loss per share from continuing operations (in dollars per share)	$ (0.24)	$ (0.01)
Basic and diluted (loss) earnings per share from discontinued operations (in dollars per share)	$ (0.01)	$ 0.1
Basic and diluted (loss) earnings per share (in dollars per share)	$ (0.24)	$ 0.09

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income	$ (19,035)	$ 6,803
Unrealized gain from marketable securities	95	437
Foreign currency translation (losses) gains	(104)	75
Other comprehensive (loss) income	(9)	512
Comprehensive (loss) income	(19,044)	7,315
Comprehensive (loss) income attributable to stockholders of Frontline Ltd.	(18,764)	7,687
Comprehensive loss attributable to noncontrolling interest	$ (280)	$ (372)

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 109,495	$ 137,603
Restricted cash and investments	71,097	87,506
Marketable securities	1,390	1,235
Trade accounts receivable, net	14,567	23,702
Related party receivables	10,103	9,055
Other receivables	16,227	14,860
Inventories	42,432	57,505
Voyages in progress	31,167	54,097
Prepaid expenses and accrued income	7,690	4,311
Investment in finance lease	2,249	2,156
Total current assets	306,417	392,030
Long term assets
Newbuildings	27,624	26,913
Vessels and equipment, net	278,280	282,946
Vessels and equipment under capital lease, net	868,384	893,089
Investment in unconsolidated subsidiaries and associated companies	51,073	40,633
Deferred charges	1,103	1,236
Investment in finance lease	50,784	51,374
Total assets	1,583,665	1,688,221
Current liabilities
Short-term debt and current portion of long-term debt	22,022	20,700
Current portion of obligations under capital leases	51,485	52,070
Related party payables	3,356	53,948
Trade accounts payable	5,329	5,975
Accrued expenses	35,946	43,744
Deferred charter revenue	173	2,840
Other current liabilities	6,024	7,344
Total current liabilities	124,335	186,621
Long-term debt	456,276	463,292
Obligations under capital leases	881,068	898,490
Deferred gains on sales of vessels	2,257	2,575
Other long-term liabilities	7,534	6,094
Total liabilities	1,471,470	1,557,072
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	911	821
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(4,164)	(4,155)
Retained deficit	(564,521)	(545,766)
Total equity attributable to Frontline Ltd.	101,001	119,675
Noncontrolling interest	11,194	11,474
Total equity	112,195	131,149
Total liabilities and equity	$ 1,583,665	$ 1,688,221

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (in dollars per share)	$ 2.5	$ 2.5

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net cash (used in) provided by operating activities	$ (28,648)	$ 13,545
Investing activities
Change in restricted cash	16,410	14,042
Additions to newbuildings, vessels and equipment	(722)	(565)
Finance lease payments received	498	425
Proceeds from sale of vessels and equipment	8,443	10,174
Net investment in associated companies	(5,509)	(250)
Net cash provided by investing activities	19,120	23,826
Financing activities
Repayment of long-term debt	(5,694)	(14,343)
Repayment of capital leases	(12,886)	(14,083)
Net cash used in financing activities	(18,580)	(28,426)
Net increase in cash and cash equivalents	(28,108)	8,945
Cash and cash equivalents at start of period	137,603	160,566
Cash and cash equivalents at end of period	$ 109,495	$ 169,511

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Ending Balance at Dec. 31, 2011	$ 213,479	$ 194,646	$ 225,769	$ 248,360	$ (4,779)	$ (463,012)		$ 12,495
Ending Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense	322		322
Other comprehensive (loss) income	512				512
Net loss	6,803					7,175		(372)
Ending Balance at Mar. 31, 2012	221,116	194,646	226,091	248,360	(4,267)	(455,837)	208,993	12,123
Ending Balance (in shares) at Mar. 31, 2012	77,858,502	77,858,502
Ending Balance at Dec. 31, 2012	131,149	194,646	821	474,129	(4,155)	(545,766)		11,474
Ending Balance (in shares) at Dec. 31, 2012	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense	90		90
Other comprehensive (loss) income	(9)				(9)
Net loss	(19,035)					(18,755)		(280)
Ending Balance at Mar. 31, 2013	$ 112,195	$ 194,646	$ 911	$ 474,129	$ (4,164)	$ (564,521)	$ 101,001	$ 11,194
Ending Balance (in shares) at Mar. 31, 2013	77,858,502	77,858,502

INTERIM FINANCIAL DATA	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

The unaudited condensed interim financial statements of Frontline Ltd. (“Frontline” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2012, filed with the Securities and Exchange Commission on March 21, 2013. The condensed consolidated balance sheet data as of March 31, 2013 and December 31, 2012 does not include all the disclosures required by US GAAP. The results of operations for the interim period ended March 31, 2013 are not necessarily indicative of the results for the entire year ending December 31, 2013.

ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All inter company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

Contingent rental expense in the three months ended March 31, 2013 is income as the contingent rental expense relating to the four non-Ship Finance vessels is calculated quarterly on a cumulative basis over the four year period to December 31, 2015 and the accrued contingent rental expense at March 31, 2013 was lower than the accrued contingent rental expense at December 31, 2012.

The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold. Following the termination of the lease on the Company's final OBO carrier in March 2013, the results of the OBO carriers have been recorded as discontinued operations. Amounts included in the consolidated statement of operations for the three months ended March 31, 2012 have been reclassified in order to conform to the presentation resulting from discontinued operations.

DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold.

In December 2012, the Company agreed to an early termination of the time charter out contracts on the two OBO carriers, Front Viewer and Front Guider. The Company also agreed with Ship Finance to terminate the long term charter parties for these two OBO carriers. The charter party for Front Viewer terminated in December 2012 and the charter party for the Front Guider terminated in March 2013. Following the termination of the lease on the Front Guider, the last of the Company's carriers, the results of the OBO carriers have been recorded as discontinued operations.

The results of Front Guider are recorded as discontinued operations in the three months ended March 31, 2013 and the results of Front Climber, Front Driver, Front Guider, Front Rider and Front Viewer are recored as discontinued operations in the three months ended March 31, 2012. Amounts recorded in respect of discontinued operations in the three months ended March 31, 2013 and the three months ended March 31, 2012 are as follows;

(in thousands of $)	2013	2012
Operating revenues	2,100	18,033
Loss from sale of assets	(847)	—
Net (loss) income	(549)	7,567

EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period and net (loss) income. The assumed exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at March 31, 2013 and March 31, 2012. The convertible bonds using the if-converted method were anti dilutive for all periods presented and, therefore, 5,881,275 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net (loss) income from discontinued operations and net (loss) income attributable to Frontline Ltd. are as follows:

(in thousands of $)	2013	2012
Net loss from continuing operations	(18,486)	(764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income attributable to Frontline Ltd.	(18,755)	7,175

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	2013	2012
Weighted average number of ordinary shares (000s)	77,859	77,859

GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	3 Months Ended
Mar. 31, 2013
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain on sale of assets and amortization of deferred gains in the three months ended March 31, 2013 and March 31, 2012 are summarized as follows:

(in thousands of $)	2013	2012
Net gain on lease terminations	7,410	9,374
Loss on sale of assets	—	(2,211)
Amortization of deferred gains	1,801	3,787
	9,211	10,950

EQUITY METHOD INVESTMENTS	3 Months Ended
Mar. 31, 2013
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

In January 2013, the Company sold its 50% shareholding in Orion Tankers Ltd for book value of $241,000.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company's ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter of 2013 in “share of results from associated companies”.

DEBT	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
DEBT
DEBT

In January 2013, the Company sold $6.8 million of the Company's holding of the Windsor Petroleum Transport Corporation 7.84% Term Notes (the "Term Notes"), with maturity in January 2021, for proceeds of $4.5 million. The discount on issuance of $2.3 million is recorded as a reduction of debt and is being amortized over the period of the Term Notes.

The conversion price of the Company's convertible bonds at March 31, 2013 and December 31, 2012 was $36.5567.

Assets pledged

(in thousands of $)	2013	2012
Vessels, net, held in ITCL	276,539	280,929
Restricted cash and investments	70,630	86,280

FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars and Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2012 and the three months ended March 31, 2013, the Company entered into forward freight agreements for speculative purposes. As of March 31, 2013, the Company had no contracts outstanding (December 31, 2012: 24 contracts). The Company recorded a loss on forward freight agreements of $0.6 million in the three months ended March 31, 2013, which is included in "Mark to market (loss) gain on derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows:

	2013		2012
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	109,495	109,495	137,603	137,603
Restricted cash and investments	71,097	71,097	87,506	87,506
Marketable securities	1,390	1,390	1,235	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	263,298	191,170	268,992	191,846
4.5% Convertible Bond	215,000	149,963	215,000	120,131

The estimated fair value of financial assets and liabilities at March 31, 2013 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	109,495	109,495	—	—
Restricted cash and investments	71,097	71,097	—	—
Marketable securities	1,390	1,390	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,170	—	191,170	—
4.5% Convertible Bond	149,963	—	149,963	—

The following methods and assumptions were used to estimate the fair value of each class of financial asset and liability:

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

First Preferred Mortgage Term Notes – the fair values are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820).

Convertible Bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and The Bank of New York. However, the Company believes this risk is remote.

RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. A summary of leasing transactions with Ship Finance during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Charter hire paid (principal and interest)	37,193	42,376
Lease termination payments - income (expense)	5,685	(8,127)
Contingent rental expense	—	13,605
Remaining lease obligation	860,600	915,416

In October 2012, the Company agreed to terminate the bareboat charter on Titan Aries (now renamed Edinburgh) and the vessel was redelivered by the Company to Ship Finance in January 2013. The Company received a termination payment from Ship Finance of $7.8 million in March 2013 and recognized a gain of $7.6 million in the first quarter of 2013.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party for the Suezmax tanker Front Pride and the charter party terminated on February 15, 2013. The Company made a compensation payment to Ship Finance of $2.1 million in March 2013 for the early termination of the charter and recorded a loss on the termination of the lease of $0.2 million in the first quarter of 2013.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in the first quarter of 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in the second quarter of 2012 due to the write-off of inventory balances.

A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Seatankers Management Co. Ltd	265	215
Golar LNG Limited	530	345
Golar LNG Partners LP	35	48
Ship Finance International Limited	1,347	1,023
Golden Ocean Group Limited	773	1,495
Frontline 2012 Ltd	1,640	4,305
Bryggegata AS	(383)	(368)
Arcadia Petroleum Limited	2,814	730
Seadrill Limited	325	335
North Atlantic Drilling Limited	15	—
Archer Limited	99	232
Deep Sea Supply Plc	11	33
Aktiv Kapital ASA	6	29
Orion Tankers Limited	—	92
CalPetro Tankers (Bahamas I) Limited	13	13
CalPetro Tankers (Bahamas II) Limited	13	13
CalPetro Tankers (IOM) Limited	13	13

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company chartered in two vessels from Frontline 2012 in the three months ended March 31, 2012 on floating rate time charters under which the charter hire expense is equal to the time charter equivalent earnings of the vessels. Both charters terminated in the fourth quarter of 2012.

A summary of balances due from related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	3,154	1,891
Seatankers Management Co. Ltd	161	342
Archer Limited	931	778
Golar LNG Limited	1,125	755
Orion Tankers Limited	—	250
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	793	1,325
Seadrill Limited	1,123	1,253
North Atlantic Drilling Limited	52	12
Frontline 2012 Ltd	2,445	2,291
CalPetro Tankers (Bahamas I) Limited	28	13
CalPetro Tankers (Bahamas II) Limited	28	13
CalPetro Tankers (IOM) Limited	28	13
Arcadia Petroleum Limited	222	106
	10,103	9,055
A summary of balances due to related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	(981)	(52,063)
Seatankers Management Co. Ltd	(623)	(257)
Golar LNG Limited	(124)	(101)
Golden Ocean Group Limited	(957)	(1,042)
Frontline 2012 Ltd	(619)	(423)
Aktiv Kapital Ltd	(30)	(34)
Deep Sea Supply Plc	(22)	(28)
	(3,356)	(53,948)

DISPOSAL OF ASSETS	3 Months Ended
Mar. 31, 2013
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
DISPOSAL OF ASSETS
DISPOSAL OF ASSETS

In December 2012, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the OBO carrier Front Guider. The Company recorded a loss on the termination of the lease of $0.8 million in the first quarter of 2013 in results from discontinued operations.

In January 2013, the Company terminated the charter party for the single hull VLCC Titan Aries (now renamed Edinburgh) and recognized a gain of $7.6 million in the first quarter of 2013.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the Suezmax tanker, Front Pride, and Ship Finance simultaneously sold the vessel. The termination of the charter party took place on February 15, 2013 and the Company recorded a loss on the termination of the lease of $0.2 million in the first quarter of 2013.

COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of March 31, 2013, the Company had four (December 31, 2012: four) vessels that were sold by the Company at various times during the period from November 1998 to December 31, 2003, and leased back on charters that have initial periods ranging from eight to twelve and a half years including options on the lessor's side to extend the charters for periods that range up to five years. These charters are accounted for as capital leases and the lessor has options to put each of these vessels on the Company at the end of the lease terms on December 31, 2015. The total amount that the Company would be required to pay under these put options is $36 million (December 31, 2012: $36 million).

As of March 31, 2013, Chevron charters three vessels on long-term bare boat charters and holds options to purchase each vessel for $1 per vessel on April 1, 2015.

As of May 30, 2013, the Company was committed to make newbuilding installments of $87.9 million with expected payment of $50.2 million in 2013 and $37.7 million in 2014.

As part of the Company's restructuring in December 2011, Frontline 2012 has agreed to fully reimburse and indemnify the Company for all payments made under any guarantees issued by the Company to the shipyard in connection with three VLCC newbuilding contracts acquired from the Company and to reimburse the Company for all costs incurred in connection with these guarantees. Currently, there is $146.5 million in remaining installments relating to these newbuilding contracts for which the Company is contingently liable. The Company has not recorded any liability in respect of these guarantees as the Company does not believe that it will be required to make any payments in relation to them.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition.

SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On May 8, 2013, at a Special General Meeting of the Company, it was resolved that the issued and paid-up share capital of the Company be reduced from $194,646,255 to $77,858,502, with effect from May 14, 2013, by cancelling the paid-up capital of $1.50 on each of the ordinary shares in issue so that each of the 77,858,502 shares of par value $2.50 shall have a par value of $1.00. It was also resolved that the amount of credit arising be credited to the additional paid in capital account of the Company and that the authorized share capital of the Company be maintained at $312,500,000 comprising 312,500,000 shares of $1.00 each.

In April 2013, the Company sold $1.7 million of the Company's Term Notes for proceeds of $1.0 million and in May 2013 the Company sold $8.5 million of the Company's Term Notes for proceeds of $5.2 million.

ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All inter company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

Contingent rental expense
Contingent rental expense in the three months ended March 31, 2013 is income as the contingent rental expense relating to the four non-Ship Finance vessels is calculated quarterly on a cumulative basis over the four year period to December 31, 2015 and the accrued contingent rental expense at March 31, 2013 was lower than the accrued contingent rental expense at December 31, 2012.

Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold. Following the termination of the lease on the Company's final OBO carrier in March 2013, the results of the OBO carriers have been recorded as discontinued operations. Amounts included in the consolidated statement of operations for the three months ended March 31, 2012 have been reclassified in order to conform to the presentation resulting from discontinued operations.

DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of amounts recorded in respect of discontinued operations

(in thousands of $)	2013	2012
Operating revenues	2,100	18,033
Loss from sale of assets	(847)	—
Net (loss) income	(549)	7,567

EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net (loss) income from discontinued operations and net (loss) income attributable to Frontline Ltd. are as follows:

(in thousands of $)	2013	2012
Net loss from continuing operations	(18,486)	(764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income attributable to Frontline Ltd.	(18,755)	7,175
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	2013	2012
Weighted average number of ordinary shares (000s)	77,859	77,859

GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	3 Months Ended
Mar. 31, 2013
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain on sale of assets and amortization of deferred gains
Gain on sale of assets and amortization of deferred gains in the three months ended March 31, 2013 and March 31, 2012 are summarized as follows:

(in thousands of $)	2013	2012
Net gain on lease terminations	7,410	9,374
Loss on sale of assets	—	(2,211)
Amortization of deferred gains	1,801	3,787
	9,211	10,950

DEBT (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2013	2012
Vessels, net, held in ITCL	276,539	280,929
Restricted cash and investments	70,630	86,280

FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows:

	2013		2012
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	109,495	109,495	137,603	137,603
Restricted cash and investments	71,097	71,097	87,506	87,506
Marketable securities	1,390	1,390	1,235	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	263,298	191,170	268,992	191,846
4.5% Convertible Bond	215,000	149,963	215,000	120,131

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at March 31, 2013 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	109,495	109,495	—	—
Restricted cash and investments	71,097	71,097	—	—
Marketable securities	1,390	1,390	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,170	—	191,170	—
4.5% Convertible Bond	149,963	—	149,963	—

RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Charter hire paid (principal and interest)	37,193	42,376
Lease termination payments - income (expense)	5,685	(8,127)
Contingent rental expense	—	13,605
Remaining lease obligation	860,600	915,416

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Seatankers Management Co. Ltd	265	215
Golar LNG Limited	530	345
Golar LNG Partners LP	35	48
Ship Finance International Limited	1,347	1,023
Golden Ocean Group Limited	773	1,495
Frontline 2012 Ltd	1,640	4,305
Bryggegata AS	(383)	(368)
Arcadia Petroleum Limited	2,814	730
Seadrill Limited	325	335
North Atlantic Drilling Limited	15	—
Archer Limited	99	232
Deep Sea Supply Plc	11	33
Aktiv Kapital ASA	6	29
Orion Tankers Limited	—	92
CalPetro Tankers (Bahamas I) Limited	13	13
CalPetro Tankers (Bahamas II) Limited	13	13
CalPetro Tankers (IOM) Limited	13	13

Schedule of related party receivables and payables
A summary of balances due from related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	3,154	1,891
Seatankers Management Co. Ltd	161	342
Archer Limited	931	778
Golar LNG Limited	1,125	755
Orion Tankers Limited	—	250
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	793	1,325
Seadrill Limited	1,123	1,253
North Atlantic Drilling Limited	52	12
Frontline 2012 Ltd	2,445	2,291
CalPetro Tankers (Bahamas I) Limited	28	13
CalPetro Tankers (Bahamas II) Limited	28	13
CalPetro Tankers (IOM) Limited	28	13
Arcadia Petroleum Limited	222	106
	10,103	9,055
A summary of balances due to related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	(981)	(52,063)
Seatankers Management Co. Ltd	(623)	(257)
Golar LNG Limited	(124)	(101)
Golden Ocean Group Limited	(957)	(1,042)
Frontline 2012 Ltd	(619)	(423)
Aktiv Kapital Ltd	(30)	(34)
Deep Sea Supply Plc	(22)	(28)
	(3,356)	(53,948)

ACCOUNTING POLICIES (Details) (Special Purpose Entities [Member])	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2013 vessel
Special Purpose Entities [Member]
Accounting Policies [Line Items]
Vessels leased from variable interest entities		4
Length of aggregate contingent rental period	4 years

DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 OBO [Member]	Mar. 31, 2012 OBO [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Front Viewer & Front Guider [Member] OBO [Member] vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels where the time charter out to a third party and long term time charters with related party were terminated					2
Per Statement of Operations:
Operating revenues			$ 2,100	$ 18,033
Loss from sale of assets			(847)	0
Net (loss) income	$ (549)	$ 7,567	$ (549)	$ 7,567

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components of Numerator and Denominator in Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,881,275	5,881,275
Net (loss) from continuing operations	$ (18,486)	$ (764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income attributable to Frontline Ltd.	$ (18,755)	$ 7,175
Weighted average number of ordinary shares	77,859,000	77,859,000

GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations	$ 7,410	$ 9,374
Loss on sale of assets	0	(2,211)
Amortization of deferred gains	1,801	3,787
Gain on sale of assets and amortization of deferred gains	$ 9,211	$ 10,950

EQUITY METHOD INVESTMENTS (Details) (USD $)	3 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jan. 31, 2013 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Jan. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Mar. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]
Equity Method Investment, Additional Information [Abstract]
Ownership percentage (in hundredths)			50.00%	7.90%	6.30%
Bookv value of ownership interest sold			$ 241,000
Total paid for shares acquired in private placement	5,509,000	250,000			6,000,000
Shares acquired in private placement					1,143,000
Number of shares issued by equity method investee in transaction					59,000,000
Subscription price of ordinary shares issued (in dollars per share)					$ 5.25
Gain on dilution of ownership						$ 5,200,000

DEBT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Independent Tankers Corporation Limited [Member]	Dec. 31, 2012 Independent Tankers Corporation Limited [Member]	Jan. 31, 2013 Windsor Petroleum Transport Corportation Term Notes [Member] Windsor Petroleum Transport Corporation [Member]
Debt Instrument [Line Items]
Term notes in subsidiary entity sold					$ 6,800,000
Proceeds from issuance of term notes					4,500,000
Discount on issuance of term notes					2,300,000
Stated interest rate (in hundredths)					7.84%
Convertible bonds, conversion price (in dollars per share)	$ 36.5567	$ 36.5567
Assets pledged [Abstract]
Vessels, net, held in ITCL			276,539,000	280,929,000
Restricted cash and investments	$ 70,630,000	$ 86,280,000

FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	$ 109,495	$ 137,603
Restricted cash and investments	71,097	87,506
Marketable securities	1,390	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	263,298	268,992
4.5% Convertible Bond	215,000	215,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	109,495	137,603
Restricted cash and investments	71,097	87,506
Marketable securities	1,390	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,170	191,846
4.5% Convertible Bond	$ 149,963	$ 120,131

FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 types_of_risk contract	Mar. 31, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	0		24
Mark to market (loss) gain on derivatives	$ (585)	$ 958
First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%
Convertible Debt [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate on term notes	4.50%

FINANCIAL INSTRUMENTS 3 (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 109,495
Restricted cash and investments	71,097
Marketable securities	1,390
First preferred mortgage term notes (7.84% to 8.04%)	191,170
4.5% Convertible Bond	149,963
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	109,495
Restricted cash and investments	71,097
Marketable securities	1,390
First preferred mortgage term notes (7.84% to 8.04%)	0
4.5% Convertible Bond	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash and investments	0
Marketable securities	0
First preferred mortgage term notes (7.84% to 8.04%)	191,170
4.5% Convertible Bond	149,963
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash and investments	0
Marketable securities	0
First preferred mortgage term notes (7.84% to 8.04%)	0
4.5% Convertible Bond	$ 0

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Seatankers Management Co. Ltd [Member]	Mar. 31, 2012 Seatankers Management Co. Ltd [Member]	Dec. 31, 2012 Seatankers Management Co. Ltd [Member]	Mar. 31, 2013 Golar LNG Limited [Member]	Mar. 31, 2012 Golar LNG Limited [Member]	Dec. 31, 2012 Golar LNG Limited [Member]	Mar. 31, 2013 Golar LNG Partners LP [Member]	Mar. 31, 2012 Golar LNG Partners LP [Member]	Mar. 31, 2013 Ship Finance International Limited [Member]	Mar. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Mar. 31, 2013 Golden Ocean Group Limited [Member]	Mar. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Mar. 31, 2013 Frontline 2012 Ltd [Member] vessel	Mar. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Mar. 31, 2013 Bryggegata AS [Member]	Mar. 31, 2012 Bryggegata AS [Member]	Mar. 31, 2013 Arcadia Petroleum Limited [Member]	Mar. 31, 2012 Arcadia Petroleum Limited [Member]	Dec. 31, 2012 Arcadia Petroleum Limited [Member]	Mar. 31, 2013 Seadrill Limited [Member]	Mar. 31, 2012 Seadrill Limited [Member]	Dec. 31, 2012 Seadrill Limited [Member]	Mar. 31, 2013 North Atlantic Drilling Limited [Member]	Mar. 31, 2012 North Atlantic Drilling Limited [Member]	Dec. 31, 2012 North Atlantic Drilling Limited [Member]	Mar. 31, 2013 Archer Limited [Member]	Mar. 31, 2012 Archer Limited [Member]	Dec. 31, 2012 Archer Limited [Member]	Mar. 31, 2013 Deep Sea Supply Plc [Member]	Mar. 31, 2012 Deep Sea Supply Plc [Member]	Dec. 31, 2012 Deep Sea Supply Plc [Member]	Mar. 31, 2013 Aktiv Kapital ASA [Member]	Mar. 31, 2012 Aktiv Kapital ASA [Member]	Dec. 31, 2012 Aktiv Kapital ASA [Member]	Mar. 31, 2013 Orion Tankers Ltd [Member]	Mar. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Mar. 31, 2013 Northern Offshore Ltd [Member]	Dec. 31, 2012 Northern Offshore Ltd [Member]	Mar. 31, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Mar. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Mar. 31, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Mar. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Mar. 31, 2013 CalPetro Tankers (IOM) Limited [Member]	Mar. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Mar. 31, 2013 Edinburgh (Ex Titan Aries) [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Edinburgh (Ex Titan Aries) [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Guider [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Pride [Member] Ship Finance International Limited [Member]	Mar. 31, 2012 Front Striver [Member] Ship Finance International Limited [Member]	Dec. 31, 2011 Front Striver [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)												$ 37,193,000	$ 42,376,000
Lease termination fees income (expense)												5,685,000	(8,127,000)
Contingent rental expense	(302,000)	12,005,000										0	13,605,000
Remaining lease obligation												860,600,000	915,416,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances				265,000	215,000		530,000	345,000		35,000	48,000	1,347,000	1,023,000		773,000	1,495,000		1,640,000	4,305,000		(383,000)	(368,000)	2,814,000	730,000		325,000	335,000		15,000	0		99,000	232,000		11,000	33,000		6,000	29,000		0	92,000				13,000	13,000		13,000	13,000		13,000	13,000
Number of vessels chartered in from affiliate on a floating rate time charters																		2
Receivables with related parties	10,103,000		9,055,000	161,000		342,000	1,125,000		755,000			3,154,000		1,891,000	793,000		1,325,000	2,445,000		2,291,000			222,000		106,000	1,123,000		1,253,000	52,000		12,000	931,000		778,000							0		250,000	13,000	13,000	28,000		13,000	28,000		13,000	28,000		13,000
Payables with related parties	(3,356,000)		(53,948,000)	(623,000)		(257,000)	(124,000)		(101,000)			(981,000)		(52,063,000)	(957,000)		(1,042,000)	(619,000)		(423,000)															(22,000)		(28,000)	(30,000)		(34,000)
Related party, lease termination payments received																																																							7,800,000
Related party, lease termination payments paid																																																										2,100,000	8,100,000
Net gain (loss) on lease terminations	$ 7,410,000	$ 9,374,000																																																					$ 7,600,000	$ 7,600,000	$ (800,000)	$ (200,000)	$ (400,000)	$ (9,200,000)

DISPOSAL OF ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Ship Finance International Limited [Member] Front Guider [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Pride [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on lease terminations	$ 7,410	$ 9,374	$ (800)	$ 7,600	$ 7,600	$ (200)

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Apr. 01, 2015	May 30, 2013	Mar. 31, 2013 vessel	Mar. 31, 2013 Frontline 2012 Ltd [Member]	Mar. 31, 2013 Special Purpose Entities [Member] vessel	Dec. 31, 2012 Special Purpose Entities [Member] vessel	Mar. 31, 2013 Minimum [Member] Special Purpose Entities [Member]	Mar. 31, 2013 Maximum [Member] Special Purpose Entities [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back					4	4
Leased back on charters							8 years	12 years 6 months
Options on the lessor's side to extend the charters (upper range) (in years)					5 years
Total amount of potential payment under put options with respect to capital leases					$ 36,000,000	$ 36,000,000
Number of vessels on long-term bareboat charters to Chevron			3
Chevron holds options to purchase each vessel on April 1, 2015	1
Newbuilding installment commitments		87,900,000
Newbuilding installment commitments due in 2013		50,200,000
Newbuilding installment commitments due in 2014		37,700,000
Contingent liability in respect of newbuildings				$ 146,500,000

SUBSEQUENT EVENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	May 14, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	May 30, 2013 Subsequent Event [Member] Windsor Petroleum Transport Corportation Term Notes [Member]	Apr. 30, 2013 Subsequent Event [Member] Windsor Petroleum Transport Corportation Term Notes [Member]
Subsequent Event [Line Items]
Paid-up share capital before and after adjustment	$ 194,646,000	$ 194,646,000	$ 77,858,502
Adjustment to additional paid in capital, reduction to ordinary shares par value (in dollars per share)			$ 1.5
Ordinary shares issued (in shares)				77,858,502
Ordinary shares authorized - par value (in dollars per share)	$ 2.5	$ 2.5	$ 1
Ordinary shares authorized (in shares)			312,500,000
Term notes in subsidiary entity sold					8,500,000	1,700,000
Proceeds from issuance of term notes					$ 5,200,000	$ 1,000,000